Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid business expense		$ 2,514	$ 2,906
Prepaid insurance		1,185	1,309
Anticipated insurance recoveries		6,637	9,966
Other		5,871	4,460
Prepaid expenses and other current assets	$ 24,619	$ 16,207	$ 18,641